As filed with the Securities and Exchange Commission on January 19, 2012

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 88	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 90	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Richard Morris, Esq.
Morgan, Lewis & Bockius, LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	380 Madison Avenue, 21st Floor
Washington, DC 20004	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit as an Exhibit to the Registration Statement, risk/return summary information in interactive data format for the following series of the Trust:

WisdomTree Emerging Markets Local Debt Fund
WisdomTree Asia Local Debt Fund
WisdomTree Australia & New Zealand Debt Fund
WisdomTree Euro Debt Fund
WisdomTree Dreyfus Brazilian Real Fund
WisdomTree Dreyfus Chinese Yuan Fund
WisdomTree Dreyfus Commodity Currency Fund
WisdomTree Dreyfus Emerging Currency Fund
WisdomTree Dreyfus Indian Rupee Fund
WisdomTree Dreyfus Japanese Yen Fund
WisdomTree Dreyfus South African Rand Fund
WisdomTree Managed Futures Strategy Fund
WisdomTree Global Real Return Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 19th day of January, 2012.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg

Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg	President (Principal Executive Officer) and Trustee	January 19, 2012

Jonathan Steinberg

/s/ Amit Muni*	Treasurer (Principal Financial and Accounting Officer)	January 19, 2012

Amit Muni*	and Assistant Secretary

/s/ Gregory Barton*	Trustee	January 19, 2012

Gregory Barton*

/s/ Toni Massaro*	Trustee	January 19, 2012

Toni Massaro*

/s/ Victor Ugolyn*	Trustee	January 19, 2012

Victor Ugolyn*

*By:	/s/ Jonathan Steinberg

Jonathan Steinberg
(Attorney-in-Fact)

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase